Commitments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	$ 291.2
Short-term and low value lease payments	2.8
Leases not commenced but committed	33.3
Total minimum lease payments	327.3
Future minimum payments receivable under non-cancelable sublease agreements	7.2	$ 7.9
Sublease receivables	3.0	$ 2.1
Less than 1 Year
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	50.6
Short-term and low value lease payments	2.2
Leases not commenced but committed	1.5
Total minimum lease payments	54.3
1 to 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	79.4
Short-term and low value lease payments	0.6
Leases not commenced but committed	6.1
Total minimum lease payments	86.1
After 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	161.2
Short-term and low value lease payments	0.0
Leases not commenced but committed	25.7
Total minimum lease payments	$ 186.9